SEGMENTED INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) segment	Dec. 31, 2020 CAD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	3
Revenue	$ 14,655	$ 13,916
Operating costs	8,768	8,059
Adjusted EBITDA	5,887	5,857
Depreciation and amortization	2,585	2,618
Restructuring, acquisition and other	324	185
Finance costs	849	881
Other expense	2	1
Income before income tax expense	2,127	2,172
Capital expenditures	2,788	2,312
Goodwill	4,024	3,973
Total assets	41,963	38,854
Operating segments | Wireless
Disclosure of operating segments [line items]
Revenue	8,768	8,530
Operating costs	4,554	4,463
Adjusted EBITDA	4,214	4,067
Capital expenditures	1,515	1,100
Goodwill	1,160	1,160
Total assets	25,247	20,639
Operating segments | Cable
Disclosure of operating segments [line items]
Revenue	4,072	3,946
Operating costs	2,059	2,011
Adjusted EBITDA	2,013	1,935
Capital expenditures	913	940
Goodwill	1,895	1,858
Total assets	7,887	7,877
Operating segments | Media
Disclosure of operating segments [line items]
Revenue	1,975	1,606
Operating costs	2,102	1,555
Adjusted EBITDA	(127)	51
Capital expenditures	115	79
Goodwill	969	955
Total assets	2,665	2,569
Corporate items and eliminations
Disclosure of operating segments [line items]
Revenue	(160)	(166)
Operating costs	53	30
Adjusted EBITDA	(213)	(196)
Capital expenditures	245	193
Goodwill	0	0
Total assets	$ 6,164	$ 7,769